Mutual Fund Series Trust

August 3, 2017 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:    Mutual Fund Series Trust (the “Registrant”);

File Nos. 333-132541 and 811-21872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 on behalf of the AlphaCentric Asset Rotation Fund, AlphaCentric Income Opportunities Fund, AlphaCentric Bond Rotation Fund and AlphaCentric Hedged Market Opportunity Fund, does not differ from that contained in the Registrant's Post-Effective Amendment No. 330, which was filed with the Commission on July 25, 2017 and (ii) that Post-Effective Amendment No. 330 has been filed electronically with the Commission.

Very truly yours,

 /s/ Jennifer Bailey

Jennifer Bailey

Secretary